Financial risk management, Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Undrawn revolving credit facilities [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Short-term cash deposits with banks	$ 322,000
Less than 1 Year [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables	312,839	$ 385,478	$ 156,218
Derivative financial instruments	1,939	276	93
Interest payments	55,598	60,437	84,031
Borrowings	253,803	175,900	105,811
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	84,029	94,071	217,654
Financial liabilities	708,208	716,162	563,807
Between 1 and 2 Years [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables	0	0	0
Derivative financial instruments	0	0	0
Interest payments	33,239	50,567	70,127
Borrowings	231,878	148,090	105,811
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	48,834	79,666	97,635
Financial liabilities	313,951	278,323	273,573
Between 2 and 5 Years [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables	0	0	0
Derivative financial instruments	0	0	0
Interest payments	53,365	78,168	139,534
Borrowings	92,550	228,992	498,862
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	146,842	198,617	288,012
Financial liabilities	292,757	505,777	926,408
Over 5 Years [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables	0	0	0
Derivative financial instruments	0	0	0
Interest payments	15,659	31,528	77,722
Borrowings	0	24,386	21,947
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	269,773	354,043	455,326
Financial liabilities	$ 285,432	$ 409,957	$ 554,995